Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 3 - Cash and Cash Equivalents

For the purpose of the financial statements cash equivalents include all highly liquid investments with maturity of three months or less. As of June 30, 2015 and December 31, 2014, the Company has recorded cash of $4,328 and $15,394, respectively.